Deferred Taxes	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Deferred Taxes

16.	DEFERRED TAXES
a)	The following is the analysis of deferred income tax assets/(liabilities) presented in the consolidated statements of financial position as of December 31, 2017 and 2016

Deferred tax assets/(liabilities)	Opening balance as of January 1, 2017	Changes						Closing balance as of December 31, 2017	Balance as of December 31, 2017
Deferred tax assets/(liabilities)	Opening balance as of January 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Recognized directly in equity	Foreign exchange currency translation	Transfers to (from) non-current assets and disposal groups held for sale	Other increases (decreases)	Closing balance as of December 31, 2017	Assets	Liabilities
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(209,128,557)	(23,672,231)	-	-	61,222	-	(1,503)	(232,741,069)	146,622	(232,887,691)
Amortization	-	-	-	-	-	-	-	-	-	-
Accumulations (or accruals)	-	-	-	-	-	-	-	-	-	-
Provisions	20,198,527	(226,700)	-	-	-	-	342,283	20,314,110	20,314,110	-
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-
Post-employement benefits obligations	1,639,108	249,625	(68,034)	-	-	-	(342,283)	1,478,416	1,504,434	(26,018)
Revaluations of financial instruments	-	-	-	-	-	-	-	-	-	-
Tax loss	11,911,396	(2,375,294)	-	-	-	-	-	9,536,102	9,536,102	-
Assets classified as held to distribute to owners	-	30,938,936	-	-	-	-	-	30,938,936	30,938,936	-
Other	8,798,644	(2,260,498)	(2)	-	(28,356)	-	3,669,801	10,179,589	14,962,228	(4,782,639)
Deferred tax asses/(liabilities)	(166,580,882)	2,653,838	(68,036)	-	32,866	-	3,668,298	(160,293,916)	77,402,432	(237,696,348)
Offsetting of deferred tax assets/(liabilities)									(77,402,432)	77,402,432
Deferred tax assets/(liabilities) after offsetting								(160,293,916)	-	(160,293,916)

Deferred tax assets/(liabilities)	Opening balance as of January 1, 2016	Changes						Closing balance as of December 31, 2016	Balance as of December 31, 2016
Deferred tax assets/(liabilities)	Opening balance as of January 1, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Recognized directly in equity	Foreign exchange currency translation	Transfers to (from) non-current assets and disposal groups held for sale	Other increases (decreases)	Closing balance as of December 31, 2016	Assets	Liabilities
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(236,853,008)	27,607,871	-	-	79,558	34,135	2,887	(209,128,557)	5,465,105	(214,593,662)
Amortization	-	-	-	-	-	-	-	-	-	-
Accumulations (or accruals)	-	-	-	-	-	-	-	-	-	-
Provisions	17,384,299	2,839,332	-	-	-	(25,104)	-	20,198,527	20,540,810	(342,283)
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-
Post-employement benefits obligations	1,401,345	(214,061)	474,498	-	-	(22,674)	-	1,639,108	1,639,108	-
Revaluations of financial instruments	-	-	-	-	-	-	-	-	-	-
Tax loss	12,720,468	(809,016)	-	-	-	-	(56)	11,911,396	11,911,396	-
Assets classified as held to distribute to owners	-	-	-	-	-	-	-	-	-	-
Other	7,454,508	(381,398)	(5)	5,555,110	12,645	-	(3,842,216)	8,798,644	17,744,166	(8,945,522)
Deferred tax asses/(liabilities)	(197,892,388)	29,042,728	474,493	5,555,110	92,203	(13,643)	(3,839,385)	(166,580,882)	57,300,585	(223,881,467)
Offsetting of deferred tax assets/(liabilities)									(38,604,462)	38,604,462
Deferred tax assets/(liabilities) after offsetting								(166,580,882)	18,696,123	(185,277,005)

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

b)As of December 31, 2017, the Group does not have unrecognized deferred tax assets related to tax losses carry forward (see Note 3.o).

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. The aggregate amount of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$ 59,530,551 as of December 31, 2017 (ThCh$ 116,489,507 as of December 31, 2016).

Additionally, the Group has not recognized deferred tax assets for deductible temporary differences, associated with investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future, which as of December 31, 2017, totaled ThCh$ 238,424,357 (ThCh$ 385,427,246 as of December 31, 2016).

The Group companies are potentially subject to income tax audits by the tax authorities in Chile. Such tax audits are limited to a number of annual tax periods and once these have expired audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. Tax periods potentially subject to examination correspond to fiscal years 2014-2016.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Company’s future results.

The effects of deferred tax on the components of Other Comprehensive Income are as follows:

	For the year ended December 31, 2017			For the year ended December 31, 2016			For the year ended December 31, 2015
Effects of Deferred Tax on the Components of Other Comprehensive Income	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	8	(2)	6	18	(5)	13	(441,585)	10	(441,575)
Cash flow hedge	97,309,516	(26,139,149)	71,170,367	86,959,338	(20,924,809)	66,034,529	(135,791,934)	35,463,169	(100,328,765)
Foreign currency translation	(3,690,798)	-	(3,690,798)	(139,529,128)	-	(139,529,128)	(244,110,922)	-	(244,110,922)
Investments accounted for using the equity method	-	-	-	(11,904,709)	-	(11,904,709)	(2,475,299)	-	(2,475,299)
Actuarial income on defined-benefit pension plans	251,976	(68,034)	183,942	(1,757,402)	474,498	(1,282,904)	(216,648)	(5,476)	(222,124)
Income tax related to components of other income and expenses debited or credited to Equity	93,870,702	(26,207,185)	67,663,517	(66,231,883)	(20,450,316)	(86,682,199)	(383,036,388)	35,457,703	(347,578,685)

The reconciliation of deferred tax movements between balance sheet and comprehensive income for the years 2017 and 2016 and 2015 is as follows:

	For the years ended
	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Increase (decrease) of the deferred taxes related to continuing operations	(68,036)	474,493	830,036
Deferred taxes on hedge movements (revenue and derivatives hedge)	(26,139,149)	(21,528,043)	31,318,550
Increase (decrease) of the deferred taxes related to discontinuing operations	-	603,234	3,309,117
Total	(26,207,185)	(20,450,316)	35,457,703

Law No. 20,780 was published in the Diario Oficial (the Official Gazette) on September 29, 2014, modifying the income tax and other tax systems. The law stipulates that, starting in 2017, the current income tax system will be replaced with two alternative tax systems: the attributed income system and the partially integrated system.

This Law gradually increases the rate of income tax on corporate income. Thus, it  are increased to 21% in 2014, to 22.5% in 2015, and 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system aree subject to a rate of 25.5% in 2017 and 27% in 2018.

The Law also states that corporations will automatically be subject to the partially integrated system unless a future Special Shareholders’ Meeting agrees to select the attributed income system.

Law No. 20,899 was published on February 8, 2016, simplifying the income tax system. This law among its main modifications, imposes a partially integrated system as mandatory for corporations, cancelling previously available attributed income system option.